Related party transactions - Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members (Detail) $ in Millions	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 shares
Disclosure of transactions between related parties [line items]
Number of units held, stock options	6,973,000	6,950,000	7,770,000
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	1,600,184
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 91
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Number of units held, stock options	1,912,482	2,372,714
Number of units held, other non-option stock based awards	869,756	1,481,096
Number of units held, RBC common and preferred shares	206,652	463,362
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	2,988,890	4,317,172
Stock options, value | $	$ 15	$ 51
Other non-option stock based awards, value | $	81	157
RBC common and preferred shares, value | $	19	49
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 115	$ 257